STOCKHOLDERS' EQUITY	12 Months Ended
Apr. 01, 2012
STOCKHOLDERS' EQUITY
10.	STOCKHOLDERS’ EQUITY

Common Stock - Prior to the reclassification of our Class A common stock as discussed below, our common stock was convertible into Class A common stock on a one-for-one basis. The Class A common stock was identical to the common stock except that it gave the holder one-tenth (1/10) vote per share, voting together with our common stock as a single class on all matters except the election of directors. For election of directors, the Class A common stockholders voted as a class to elect 25% of the members of the board of directors.

On November 17, 2011, our shareholders approved a proposal to amend and restate the Company’s Certificate of Incorporation, pursuant to which (a) each share of Class A Common Stock of the Company, par value $0.10 per share (the “Class A Common Stock”), would be reclassified as and changed into one share of Common Stock of the Company, par value $0.10 per share (the “Common Stock”); (b) the class of Class A Common Stock (of which 32,500,000 shares were authorized) would be eliminated; and (c) the number of authorized shares of Common Stock would be increased from 12,000,000 to 24,000,000 shares. On November 29, 2011, following the certification of the final results of the voting at the special meeting, the Amended and Restated Certificate of Incorporation was filed with the Secretary of State of the State of Delaware and is now effective.

As a result of the reclassification and the other changes described above and effected by the Amended and Restated Certificate of Incorporation, each share of Class A Common Stock has been reclassified as and changed into one share of Common Stock. As a further result of such changes, shares of the united class of Common Stock have one vote per share on all matters submitted to the Company’s stockholders, including the election of directors. The former Class A Common Stock had the right to 1/10 of a vote per share when voting together with the Common Stock on all matters except for the election of directors, with respect to which the shares of the former Class A Common Stock voted separately as a class to elect 25% of the members of the board of directors. In addition, all holders of the united class of Common Stock will vote as a single class. Holders of the former Class A Common Stock and the Common Stock were previously entitled to separate class voting rights in certain circumstances as required by law, and those class voting rights were eliminated with the reclassification.

Effective November 30, 2011, all shares of the Common Stock began trading as a single class on the Nasdaq Global Select Market under the ticker symbol “BNHN.” As a result of the reclassification, trading of the Class A Common Stock under the ticker symbol “BNHNA” was suspended following the close of the Nasdaq Global Select Market on November 29, 2011.

Additionally, our shareholder rights plan, under which a preferred share purchase right is represented by outstanding shares of our Common Stock and Class A Common Stock, expired automatically upon the Company’s Amended and Restated Certificate of Incorporation becoming effective.

Dividends - In January 2012, our board of directors authorized and declared our first quarterly cash dividend in the amount of $0.08 per common share. Dividends declared were $2.9 million for the fiscal year ended April 1, 2012, of which $1.4 million is included in accrued expenses of the accompanying consolidated balance sheet as of April 1, 2012.